CAPITAL DISCLOSURE (Narrative) (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Capital Disclosure [Abstract]
Accumulated deficit	$ 23,585,459	$ 19,009,676